NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED OCTOBER 1, 2014

TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Municipal Trust	Nuveen Investment Trust III
Prospectuses dated August 29, 2014	Prospectus dated January 15, 2014, as
supplemented
Nuveen Multistate Trust I	Prospectus and Summary Prospectuses dated
Prospectus dated September 30, 2014	January 31, 2014, as supplemented

Nuveen Multistate Trust II	Nuveen Investment Trust V
Prospectuses and Summary Prospectuses dated	Prospectuses and Summary Prospectuses dated
June 30, 2014, as supplemented	January 31, 2014, as supplemented

Nuveen Multistate Trust III	Nuveen Managed Accounts Portfolios Trust
Prospectus dated September 30, 2014	Prospectus dated November 29, 2013, as
supplemented
Nuveen Multistate Trust IV
Prospectus dated September 30, 2014	Nuveen Investment Funds, Inc.
Prospectus and Summary Prospectuses dated
Nuveen Investment Trust	October 31, 2013, as supplemented
Prospectuses and Summary Prospectuses dated	Prospectus and Summary Prospectuses dated
October 31, 2013, as supplemented	February 28, 2014, as supplemented
Prospectuses and Summary Prospectuses dated	Prospectuses and Summary Prospectuses dated
December 31, 2013, as supplemented	April 30, 2014, as supplemented
Prospectus dated February 28, 2014, as supplemented	Prospectus dated August 29, 2014
Prospectus dated May 30, 2014	Prospectus dated September 30, 2014
Prospectus and Summary Prospectuses dated	September 30, 2014
June 16, 2014, as supplemented
Nuveen Strategy Funds, Inc.
Nuveen Investment Trust II	Prospectus and Summary Prospectuses dated
Prospectuses and Summary Prospectuses dated	December 31, 2013, as supplemented
November 29, 2013, as supplemented
Prospectus dated December 10, 2013, as supplemented
Prospectus and Summary Prospectuses dated
December 31, 2013, as supplemented
Prospectus and Summary Prospectuses dated
January 31, 2014, as supplemented
Prospectus and Summary Prospectus dated
May 13, 2014, as supplemented

The section of each prospectus entitled “How We Manage Your Money – Who Manages the Fund” is hereby amended to reflect the information set forth in this supplement. This supplement replaces the prospectus and summary prospectus supplement dated August 19, 2014.

On April 14, 2014, TIAA-CREF, a national financial services organization, announced that it had entered into a purchase agreement to acquire Nuveen Investments, Inc., the parent company of the funds’ investment adviser, Nuveen Fund Advisors, LLC. The acquisition closed on October 1, 2014 and Nuveen Investments became an indirect subsidiary of TIAA-CREF.

Because the consummation of the acquisition resulted in the “assignment” (as defined in the Investment Company Act of 1940) and automatic termination of the funds’ investment management agreements and investment sub-advisory agreements, fund shareholders were asked to approve new investment management agreements with Nuveen Fund Advisors, LLC and new investment sub-advisory agreements with each fund’s sub-adviser. Except as noted below, these new agreements were approved by shareholders of each of the funds, and went into effect on October 1, 2014. The terms of the new agreements, including the fees payable to each fund’s adviser and sub-adviser, are substantially identical to those of the investment management agreements and investment sub-advisory agreements in place immediately prior to the closing.

The following funds have not yet received sufficient votes to approve new investment management agreements and investment sub-advisory agreements:

Nuveen Equity Long/Short Fund*

Nuveen Mid Cap Index Fund

Nuveen Small Cap Index Fund

Nuveen NWQ Large-Cap Value Fund

The foregoing funds continue to seek shareholder approval of the new investment management agreements and investment sub-advisory agreements. In order assure continuing advisory services for the funds following the closing of the transaction, interim investment management agreements with Nuveen Fund Advisors, LLC and interim investment sub-advisory agreements with the funds’ respective sub-advisers were put in place. These interim agreements, which became effective on October 1, 2014, were approved by the funds’ Board of Directors/Trustees on April 30, 2014. Each fund’s interim investment management agreement and investment sub-advisory agreement contain terms substantially identical to the fund’s investment management agreement and investment sub-advisory agreement in effect immediately prior to the closing, and to the fund’s proposed new investment management and investment sub-advisory agreements, except for the term and escrow provisions described below. For each fund, the interim agreements will continue in effect for a term ending on the earlier of February 28, 2015 (150 days following the closing of the transaction) or when shareholder approval of the new investment management agreement and investment sub-advisory agreement is obtained. Compensation earned by the investment adviser or sub-adviser under an interim agreement will be held in an interest-bearing escrow account. If shareholders of a fund approve the new investment management and investment sub-advisory agreements prior to February 28, 2015, the amount held in the escrow accounts will be paid to the fund’s investment adviser and sub-adviser. If shareholders of a fund do not approve the new investment management agreement and new sub-advisory agreement prior to February 28, 2015, the Board of Directors/Trustees of the Fund will take such action as it deems to be in the best interests of the fund and the fund’s investment adviser and sub-adviser will be paid the lesser of their costs incurred in performing their services under the interim agreements or the total amount in the escrow accounts, plus interest earned.

*	Shareholders of Nuveen Equity Long/Short Fund have approved a new investment management agreement, but have not yet approved a new investment sub-advisory agreement. Consequently, an interim investment sub-advisory agreement will be put in place for this fund on October 1, 2014.

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FUND’S PROSPECTUS AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-ALLSP-1014P

NUVEEN CORE BOND FUND

NUVEEN CORE PLUS BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN INTERMEDIATE GOVERNMENT BOND FUND

NUVEEN SHORT TERM BOND FUND

NUVEEN STRATEGIC INCOME FUND

SUPPLEMENT DATED OCTOBER 1, 2014

TO THE PROSPECTUS DATED OCTOBER 31, 2013

The second paragraph of the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class C Shares” is deleted in its entirety and replaced with the following:

Class C share purchase orders equaling or exceeding $1,000,000 ($250,000 for Nuveen Short Term Bond Fund) will not be accepted. In addition, the Funds limit the cumulative amount of Class C shares that may be purchased by a single purchaser. Your financial intermediary may set lower maximum purchase limits for Class C shares. See the statement of additional information for more information.

Investors purchasing Class C shares should consider whether they would qualify for a reduced or eliminated sales charge on Class A shares that would make purchasing Class A shares a better choice. Class A sales charges can be reduced or eliminated based on the size of the purchase, or pursuant to a letter of intent or rights of accumulation. See “How to Reduce Your Sales Charge” below.

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FUND’S PROSPECTUS FOR FUTURE REFERENCE

MGN-FINCP-1014P

NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND

NUVEEN INFLATION PROTECTED MUNICIPAL BOND FUND

NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND

NUVEEN LIMITED TERM MUNICIPAL BOND FUND

NUVEEN SHORT TERM MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 1, 2014

TO THE PROSPECTUS DATED AUGUST 29, 2014

The second paragraph of the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class C Shares” is deleted in its entirety and replaced with the following:

Class C share purchase orders equaling or exceeding $1,000,000 ($250,000 for Nuveen Limited Term Municipal Bond Fund and Nuveen Short Term Municipal Bond Fund) will not be accepted. In addition, the Funds limit the cumulative amount of Class C shares that may be purchased by a single purchaser. Your financial intermediary may set lower maximum purchase limits for Class C shares. See the statement of additional information for more information.

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FUND’S PROSPECTUS FOR FUTURE REFERENCE

MGN-NATP-1014P

NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED OCTOBER 1, 2014

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Municipal Trust	Nuveen Investment Trust III
Statement of Additional Information dated	Statement of Additional Information dated
August 29, 2014	January 15, 2014, as supplemented
Nuveen Multistate Trust I	Statement of Additional Information dated
January 31, 2014, as supplemented
Statement of Additional Information dated
September 30, 2014	Nuveen Investment Trust V
Statements of Additional Information dated
Nuveen Multistate Trust III	January 31, 2014, as supplemented
Statement of Additional Information dated
September 30, 2014	Nuveen Managed Accounts Portfolios Trust
Statement of Additional Information dated
Nuveen Multistate Trust IV	November 29, 2013, as supplemented
Statement of Additional Information dated
September 30, 2014	Nuveen Investment Funds, Inc.
Statement of Additional Information dated
Nuveen Investment Trust	October 31, 2013, as supplemented
Statement of Additional Information dated	Statement of Additional Information dated
October 31, 2013, as supplemented	February 28, 2014, as supplemented
Statement of Additional Information dated	Statement of Additional Information dated
December 31, 2013, as supplemented	April 30, 2014, as supplemented
Statement of Additional Information dated	Statement of Additional Information dated
February 28, 2014, as supplemented	August 29, 2014
Statement of Additional Information dated	Statement of Additional Information dated
May 30, 2014, as supplemented	September 30, 2014
Statement of Additional Information dated
June 16, 2014, as supplemented

Nuveen Investment Trust II
Statements of Additional Information dated
November 29, 2013, as supplemented
Statement of Additional Information dated
December 10, 2013, as supplemented
Statement of Additional Information dated
January 31, 2014, as supplemented
Statement of Additional Information dated
May 13, 2014, as supplemented

On April 14, 2014, TIAA-CREF, a national financial services organization, announced that it had entered into a purchase agreement to acquire Nuveen Investments, Inc., the parent company of the funds’ investment adviser, Nuveen Fund Advisors, LLC. The acquisition closed on October 1, 2014 and Nuveen Investments became an indirect subsidiary of TIAA-CREF.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-ALLSAI-1014P

NUVEEN DIVIDEND VALUE FUND

NUVEEN EQUITY INCOME FUND

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

NUVEEN LARGE CAP SELECT FUND

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP INDEX FUND

NUVEEN MID CAP VALUE FUND

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP INDEX FUND

NUVEEN SMALL CAP SELECT FUND

NUVEEN SMALL CAP VALUE FUND

NUVEEN TACTICAL MARKET OPPORTUNITIES FUND

SUPPLEMENT DATED OCTOBER 1, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2014

1.	The third and fourth paragraphs of the section “Service Providers – Investment Adviser” are deleted in their entirety and replaced with the following:

On April 14, 2014, TIAA-CREF, a national financial services organization, announced that it had entered into a purchase agreement to acquire Nuveen Investments, Inc., the parent company of the Funds’ investment adviser, Nuveen Fund Advisors, LLC. The acquisition closed on October 1, 2014 and Nuveen Investments became an indirect subsidiary of TIAA-CREF.

Because the consummation of the acquisition resulted in the “assignment” (as defined in the Investment Company Act of 1940) and automatic termination of the Funds’ investment management agreements and investment sub-advisory agreements, Fund shareholders were asked to approve new investment management agreements with Nuveen Fund Advisors, LLC and new investment sub-advisory agreements Nuveen Asset Management, LLC. These new agreements were approved by shareholders of each of the Funds except Nuveen Mid Cap Index Fund and Nuveen Small Cap Index Fund, and went into effect on October 1, 2014. The terms of the new agreements, including the fees payable to each Fund’s adviser and sub-adviser, are substantially identical to those of the investment management agreements and investment sub-advisory agreements in place immediately prior to the closing.

Nuveen Mid Cap Index Fund and Nuveen Small Cap Index Fund have not yet received sufficient votes to approve a new investment management and investment sub-advisory agreements. These Funds continue to seek shareholder approval of the new investment management and investment sub-advisory agreements. In order assure continuing advisory services for each Fund following the closing of the transaction, an interim investment management agreement with Nuveen Fund Advisors, LLC and an interim investment sub-advisory agreement with Nuveen Asset Management, LLC were put in place. These interim agreements, which became effective on October 1, 2014, were approved by the Board of Directors on April 30, 2014. Each Fund’s interim investment management agreement and investment sub-advisory agreement contain terms substantially identical to each Fund’s investment management agreement and investment sub-

advisory agreement in effect immediately prior to the closing, and to each Fund’s proposed new investment management and investment sub-advisory agreements, except for the term and escrow provisions described below. For each of these two Funds, the interim agreements will continue in effect for a term ending on the earlier of February 28, 2015 (150 days following the closing of the transaction) or when shareholder approval of the new investment management agreement and investment sub-advisory agreement is obtained. Compensation earned by the investment adviser or sub-adviser under an interim agreement will be held in an interest-bearing escrow account. If shareholders of a Fund approve the new investment management and investment sub-advisory agreements prior to February 28, 2015, the amount held in the escrow accounts will be paid to the Fund’s investment adviser and sub-adviser. If shareholders of a Fund do not approve the new investment management agreement and new sub-advisory agreement prior to February 28, 2015, the Board of Directors of the Fund will take such action as it deems to be in the best interests of the Fund and the Fund’s investment adviser and sub-adviser will be paid the lesser of their costs incurred in performing their services under the interim agreements or the total amount in the escrow accounts, plus interest earned.

2.	The third paragraph of the section “Purchase and Redemption of Fund Shares—Class I Shares” is deleted in its entirety and replaced with the following:

Class I shares also are available for purchase, with no minimum initial investment, by the following categories of investors:

• employer-sponsored retirement plans, except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans;

• bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

• advisory accounts of Nuveen Fund Advisors and its affiliates, including other Nuveen Mutual Funds whose investment policies permit investments in other investment companies;

• any registered investment company that is not affiliated with the Nuveen Funds and which invests in securities of other investment companies;

• any plan organized under section 529 under the Code (i.e., a 529 plan);

• participants in the TIAA-CREF Investment Solutions IRA;

• current and former trustees/directors of any Nuveen Fund, and their immediate family members (“immediate family members” are defined as spouses or domestic partners, parents, children, grandparents, grandchildren, parents-in-law, sons-in-law and daughters-in-law, siblings, a sibling’s spouse and a spouse’s siblings);

• officers, directors and former directors of Nuveen Investments and its affiliates, and their immediate family members;

• full-time and retired employees of Nuveen Investments and its affiliates, and their immediate family members, including any corporation, partnership, sole proprietorship or other business organization that is wholly owned by one or more of such persons; and

• any person who, for at least the last 90 days, has been an officer, director or employee of any financial intermediary, and their immediate family members.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FSTKSAI-1014P

NUVEEN CORE BOND FUND

NUVEEN CORE PLUS BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN INTERMEDIATE GOVERNMENT BOND FUND

NUVEEN SHORT TERM BOND FUND

NUVEEN STRATEGIC INCOME FUND

SUPPLEMENT DATED OCTOBER 1, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 31, 2013

The third paragraph of the section “Purchase and Redemption of Fund Shares—Class I Shares” is deleted in its entirety and replaced with the following:

Class I shares also are available for purchase, with no minimum initial investment, by the following categories of investors:

• employer-sponsored retirement plans, except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans;

• bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

• advisory accounts of Nuveen Fund Advisors and its affiliates, including other Nuveen Mutual Funds whose investment policies permit investments in other investment companies;

• any registered investment company that is not affiliated with the Nuveen Funds and which invests in securities of other investment companies;

• any plan organized under section 529 under the Code (i.e., a 529 plan);

• participants in the TIAA-CREF Investment Solutions IRA;

• current and former trustees/directors of any Nuveen Fund, and their immediate family members (“immediate family members” are defined as spouses or domestic partners, parents, children, grandparents, grandchildren, parents-in-law, sons-in-law and daughters-in-law, siblings, a sibling’s spouse and a spouse’s siblings);

• officers, directors and former directors of Nuveen Investments and its affiliates, and their immediate family members;

• full-time and retired employees of Nuveen Investments and its affiliates, and their immediate family members, including any corporation, partnership, sole proprietorship or other business organization that is wholly owned by one or more of such persons; and

• any person who, for at least the last 90 days, has been an officer, director or employee of any financial intermediary, and their immediate family members.

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FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FINCSAI-1014P

NUVEEN GLOBAL INFRASTRUCTURE FUND

NUVEEN REAL ASSET INCOME FUND

NUVEEN REAL ESTATE SECURITIES FUND

SUPPLEMENT DATED OCTOBER 1, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2014

The third paragraph of the section “Purchase and Redemption of Fund Shares—Class I Shares” is deleted in its entirety and replaced with the following:

Class I shares also are available for purchase, with no minimum initial investment, by the following categories of investors:

• employer-sponsored retirement plans, except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans;

• bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

• advisory accounts of Nuveen Fund Advisors and its affiliates, including other Nuveen Mutual Funds whose investment policies permit investments in other investment companies;

• any registered investment company that is not affiliated with the Nuveen Funds and which invests in securities of other investment companies;

• any plan organized under section 529 under the Code (i.e., a 529 plan);

• participants in the TIAA-CREF Investment Solutions IRA;

• current and former trustees/directors of any Nuveen Fund, and their immediate family members (“immediate family members” are defined as spouses or domestic partners, parents, children, grandparents, grandchildren, parents-in-law, sons-in-law and daughters-in-law, siblings, a sibling’s spouse and a spouse’s siblings);

• officers, directors and former directors of Nuveen Investments and its affiliates, and their immediate family members;

• full-time and retired employees of Nuveen Investments and its affiliates, and their immediate family members, including any corporation, partnership, sole proprietorship or other business organization that is wholly owned by one or more of such persons; and

• any person who, for at least the last 90 days, has been an officer, director or employee of any financial intermediary, and their immediate family members.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-REGSAI-1014P